Equity Financing Transactions of the Daughter Companies	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Equity Financing Transactions of the Daughter Companies
5. Equity Financing Transactions of the Daughter Entities
During the years ended December 31, 2017 and 2016, the Company’s publicly-traded subsidiaries, Teekay Tankers and Teekay LNG, and prior to the Brookfield Transaction on September 25, 2017, Teekay Offshore, completed the following public offerings and private placements of equity securities. During the year ended December 31, 2018, there were no equity financing transactions of the Controlled Daughter Entities.

	Number of shares / units #	Total Proceeds Received $	Less: Teekay Corporation Portion $	Offering Expenses $	Net Proceeds Received $
2017
Teekay Tankers Continuous Offering Program	3,800,000	8,826	—	(305)	8,521
Teekay Tankers Private Placement	2,155,172	5,000	(5,000)	—	—
Teekay Tankers Direct Equity Placement (1)	13,775,224	25,897	(25,897)	—	—
Teekay Offshore Private Placements (2)	6,521,518	29,817	(17,160)	(212)	12,445
Teekay Tankers Direct Equity Placement (3)	88,977,544	151,262	(14,025)	—	137,237
Teekay LNG Preferred B Units Offering	6,800,000	170,000	—	(5,589)	164,411
2016
Teekay Offshore Preferred D Units Offering	(4)	100,000	(26,000)	(2,750)	71,250
Teekay Offshore Common Units Offering	21,978,022	102,041	(2,041)	(2,550)	97,450
Teekay Offshore Continuous Offering Program	5,525,310	31,819	(636)	(792)	30,391
Teekay Offshore Private Placement	(5)	24,874	(13,167)	—	11,707
Teekay LNG Preferred A Units Offering	5,000,000	125,000	—	(4,293)	120,707
Teekay Tankers Continuous Offering Program	3,020,000	7,747	—	(189)	7,558

(1)	In May 2017, Teekay Tankers issued Class B common stock to the Company as consideration for its acquisition of the remaining 50% interest in TTOL.

(2)
During 2017, Teekay Offshore issued common units (including the general partner's 2% proportionate capital contribution) as a payment-in-kind for the distributions on Teekay Offshore's 8.60% Series C-1 Cumulative Convertible Perpetual Preferred Units (or the Series C-1 Preferred Units) and 10.50% Series D Cumulative Convertible Perpetual Preferred Units (or the Series D Preferred Units) and on Teekay Offshore's common units and general partner interest held by subsidiaries of Teekay.

In June 2016, Teekay Offshore agreed with Teekay that, until the Teekay Offshore's NOK bonds maturing in 2018 had been repaid, all cash distributions (other than with respect to distributions, if any, on incentive distribution rights) to be paid by Teekay Offshore to Teekay or its affiliates, including Teekay Offshore's general partner, would instead be paid in common units or from the proceeds of the sale of common units. During 2017, Teekay Offshore issued Teekay 2.4 million common units (including the general partner's 2% proportionate capital contribution) as a payment-in-kind for the distributions on Teekay Offshore's Series D Preferred Units, common units and general partner interest held by subsidiaries of Teekay. During 2017, Teekay Offshore issued common units (including the general partner's 2% proportionate capital contribution) as a payment-in-kind for the interest due on Teekay Offshore's $200 million loan due to Teekay. Teekay Offshore issued Teekay 1.7 million common units (including the general partner's 2% proportionate capital contribution) as a payment-in-kind for the loan interest.

(3)
In November 2017, Teekay Tankers issued Class A common shares to the shareholders of TIL as consideration for the Teekay Tankers' acquisition of the remaining 88.7% interest (including Teekay Parent's 8.2% interest) in TIL. The shares had an approximate value of $151.3 million, or $1.70 per share, when the purchase price was agreed between the parties.

(4)
In June 2016, Teekay Offshore issued 4,000,000 of its Series D Preferred Units and 4,500,000 warrants exercisable to acquire up to 4,500,000 common units at an exercise price equal to the closing price of Teekay Offshore's common units on June 16, 2016, or $4.55 per unit (or the $4.55 Warrants) and 2,250,000 warrants exercisable to acquire up to 2,250,000 common units with an exercise price at a 33% premium to the closing price of Teekay Offshore's common units on June 16, 2016, or $6.05 per unit (or the $6.05 Warrants) (together, the Warrants). The Warrants have a seven-year term and became exercisable any time six months following their issuance date. The Warrants are to be net settled in either cash or common units at Teekay Offshore's option. The gross proceeds from the sale of these securities were $100.0 million ($97.2 million net of offering costs). Also in June 2016, Teekay Offshore exchanged approximately 1.9 million of the Series C Preferred Units for approximately 8.3 million common units of Teekay Offshore and also exchanged the remaining approximately 8.5 million Series C Preferred Units for approximately 8.5 million Series C-1 Preferred Units. In connection with the repurchase of the Series C-1 and Series D Preferred Units on September 25, 2017, the exercise price of the $6.05 Warrants was reduced to $4.55 per unit.

Teekay purchased for $26.0 million a total of 1,040,000 of Teekay Offshore's Series D Preferred Units. Teekay also received 1,170,000 of the $4.55 Warrants and 585,000 of the $6.05 Warrants. The purchase of Teekay Offshore Series D Preferred Units has been accounted for as an equity transaction. Therefore, no gains or losses were recognized in the Company’s consolidated statements of (loss) income as a result of this purchase.
Net cash proceeds from the sale of these securities of $71.3 million, which excludes Teekay's investment, was allocated on a relative fair value basis to the Series D Preferred Units ($61.1 million), to the $4.55 Warrants ($7.0 million) and to the $6.05 Warrants ($3.1 million). The Warrants qualify as freestanding financial instruments and are accounted for separately from the Series D Preferred Units. The Series D Preferred Units were presented in the Company's consolidated balance sheets as redeemable non-controlling interest in temporary equity which is above the equity section but below the liabilities section as they were not mandatorily redeemable, and the prospect of a forced redemption paid with cash due to a change of control event was not probable. The Warrants were recorded as non-controlling interests in the Company's consolidated balance sheets. The Series D Preferred Units were redeemed in September 2017 upon the deconsolidation of Teekay Offshore (see Note 4).

(5)
In 2016, Teekay Offshore issued 4.7 million common units for a total value of $24.9 million (including the general partner's 2% proportionate capital contribution of $0.5 million) as a payment-in-kind for the distributions on Teekay Offshore's Series C-1 Preferred Units and Series D Preferred Units and Teekay Offshore's common units and general partner interest held by subsidiaries of Teekay. In June 2016, Teekay Offshore agreed with Teekay that, until the Teekay Offshore's Norwegian Kroner bonds maturing in 2018 have been repaid, all cash distributions (other than with respect to incentive distribution rights) to be paid by Teekay Offshore to Teekay or its affiliates, including Teekay Offshore's general partner, would instead be paid in Teekay Offshore common units or from the proceeds of the sale of common units. During 2016, Teekay Offshore issued Teekay 2.5 million common units (including the general partner's 2% proportionate capital contribution) as a payment-in-kind for the distribution on Teekay Offshore's Series D Preferred Units, common units and general partner interest held by Teekay and its subsidiaries. The Series C-1 Preferred Units and Series D Preferred Units were redeemed in September 2017 upon the deconsolidation of Teekay Offshore (see Note 4).

As a result of the public offerings and equity placements of Teekay Tankers and Teekay LNG, and Teekay Offshore prior to the Brookfield Transaction on September 25, 2017, the Company recorded increases to retained earnings $23.5 million (2017) and $9.7 million (2016). These amounts represent Teekay’s dilution gains from the issuance of units and shares by these consolidated subsidiaries.